Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	STEBEN ALTERNATIVE INVESTMENT FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0001584986
Document Creation Date	dei_DocumentCreationDate	Jul. 29, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jul. 29, 2016
Prospectus Date	rr_ProspectusDate	Jul. 29, 2016